DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Acquisition 1[Member]
Name of acquisition	TPT Global Tech, Inc.	TPT Global Tech, Inc.
Referred	Company or TPTG	Company or TPTG
Incorporation Date	1988	1988
Ownership Percentage	100.00%	100.00%
Acquisition 2[Member]
Name of acquisition	Copperhead Digital Holdings, Inc.	Copperhead Digital Holdings, Inc.
Referred	Copperhead Digital or CDH	Copperhead Digital or CDH
Incorporation Date	2015	2015
Ownership Percentage	100.00%	100.00%
Acquisition 3[Member]
Name of acquisition	TruCom, LLC	TruCom, LLC
Referred	TruCom	TruCom
Incorporation Date	2015	2015
Ownership Percentage	100.00%	100.00%
Acquisition 4[Member]
Name of acquisition	CityNet Arizona, LLC	CityNet
Referred	CityNet	CityNet Arizona, LLC
Incorporation Date	2015	2015
Ownership Percentage	100.00%	100.00%
Acquisition 5[Member]
Name of acquisition	San Diego Media Inc.	San Diego Media Inc.
Referred	SDM	SDM
Incorporation Date	2016	2016
Ownership Percentage	100.00%	100.00%
Acquisition 6[Member]
Name of acquisition	Blue Collar Production, Inc.	Blue Collar Production, Inc.
Referred	Blue Collar	Blue Collar
Incorporation Date	2018	2018
Ownership Percentage	100.00%	100.00%
Acquisition 7[Member]
Name of acquisition	TPT SpeedConnect, LLC	TPT SpeedConnect, LLC
Referred	TPT SpeedConnect	TPT SpeedConnect
Incorporation Date	2019	2019
Ownership Percentage	86.00%	100.00%
Acquisition 10[Member]
Name of acquisition	TPT Strategic, Inc.	TPT Strategic, Inc.
Referred	TPT Strategic	TPT Strategic
Incorporation Date	2020	2020
Ownership Percentage	0.00%	0.00%
Acquisition 8[Member]
Name of acquisition	TPT Federal, LLC	TPT Federal, LLC
Referred	TPT Federal	TPT Federal
Incorporation Date	2020	2020
Ownership Percentage	100.00%	100.00%
Acquisition 11[Member]
Name of acquisition	QuikLab 1 LLC	QuikLab 1 LLC
Referred	Quiklab 1	Quiklab 1
Incorporation Date	2020	2020
Ownership Percentage	80.00%	80.00%
Acquisition 12[Member]
Name of acquisition	QuikLAB 2, LLC	QuikLAB 2, LLC
Referred	QuikLAB 2	QuikLAB 2
Incorporation Date	2020	2020
Ownership Percentage	80.00%	80.00%
Acquisition 13[Member]
Name of acquisition	QuikLAB 3, LLC	QuikLAB 3, LLC
Referred	QuikLAB 3	QuikLAB 3
Incorporation Date	2020	2020
Ownership Percentage	80.00%	80.00%
Acquisition 14[Member]
Name of acquisition	The Fitness Container, LLC	The Fitness Container, LLC
Referred	Air Fitness	Air Fitness
Incorporation Date	2020	2020
Ownership Percentage	75.00%	75.00%
Acquisition 15[Member]
Name of acquisition	TPT Global Tech Asia Limited	TPT Global Tech Asia Limited
Referred	TPT Asia	TPT Asia
Incorporation Date	2020	2020
Ownership Percentage	78.00%	78.00%
Acquisition 16[Member]
Name of acquisition	TPT MedTech UK LTD	TPT MedTech UK LTD
Referred	TPT MedTech UK	TPT MedTech UK
Incorporation Date	2020	2020
Ownership Percentage	100.00%	100.00%
Acquisition 17[Member]
Name of acquisition	TPT Global Defense Systems, Inc	TPT Global Defense Systems, Inc.
Referred	TPT Global Defense	TPT Global Defense
Incorporation Date	2021	2021
Ownership Percentage	100.00%	100.00%
Acquisition 18[Member]
Name of acquisition	TPT Innovations Technology, Inc.	TPT Innovations Technology, Inc.
Referred	TPT Innovations	TPT Innovations
Incorporation Date	2021	2021
Ownership Percentage	100.00%	100.00%
Acquisition 19[Member]
Name of acquisition	TPT Global Caribbean Inc.	TPT Global Caribbean Inc.
Referred	TPT Caribbean	TPT Caribbean
Incorporation Date	2021	2021
Ownership Percentage	100.00%	100.00%
Acquisition 20[Member]
Name of acquisition	TPT Media and Entertainment, LLC	TPT Media and Entertainment, LLC
Referred	TPT Media and Entertainment	TPT Media and Entertainment
Incorporation Date	2021	2021
Ownership Percentage	100.00%	100.00%
Acquisition 21[Member]
Name of acquisition	VuMe Live, LLC	VuMe Live, LLC
Referred	VuMe Live	VuMe Live
Incorporation Date	2021	2021
Ownership Percentage	100.00%	100.00%
Acquisition 22[Member]
Name of acquisition	Digithrive, LLC	Digithrive, LLC
Referred	Digithrive	Digithrive
Incorporation Date	2021	2021
Ownership Percentage	100.00%	100.00%
Acquisition 23[Member]
Name of acquisition	Information Security and Training, LLC	Information Security and Training, LLC
Referred	IST	IST
Incorporation Date	2022	2022
Ownership Percentage	0.00%	0.00%
Acquisition 9[Member]
Name of acquisition	TPT MedTech, LLC	TPT MedTech, LLC
Referred	TPT MedTech	TPT MedTech
Incorporation Date	2020	2020
Ownership Percentage	100.00%	100.00%
Acquisition 24[Member]
Name of acquisition	Asberry 22 Holdings, Inc.
Referred	Asberry or ASHI
Incorporation Date	2023
Ownership Percentage	86.00%